Revenue	12 Months Ended
Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue
4.	Revenue

Revenue by type of good or service (in thousands)

	2019	2020	2021
Digital Platform Services third-party revenue	$496,040	$637,568	$845,941
Digital Platform Services first-party revenue	205,206	395,588	539,737
Digital Platform Services Revenue	701,246	1,033,156	1,385,678
Digital Platform Fulfilment Revenue	127,960	213,228	332,504
Brand Platform Revenue	164,210	390,014	467,505
In-Store Revenue	27,621	37,524	70,921
Total Revenue	$1,021,037	$1,673,922	$2,256,608

Digital Platform services

Digital Platform Services Revenue includes commissions on third-party sales and revenue from first-party sales.

Commission revenue is recognized on a net basis in the Consolidated statement of operations because the Group acts as an agent in these arrangements. The Group primarily acts as a commercial intermediary between sellers and end consumers and earns a commission for this service. Commission revenue is recognized when the goods are dispatched by the seller.

In first-party sales arrangements, the Group sells inventory directly purchased or created by the Group on the Digital Platform where the Group is the principal, and therefore related revenues are recognized on a gross basis. Revenue on the sale of these goods is recognized when the goods are received by the end consumer. For finished goods that have been ordered on the Digital Platform but not yet delivered to the end consumer at the end of the reporting period, revenue is deferred until delivery. At December 31, 2021, these deferred amounts were $1.1 million (2020: $1.0 million, 2019: $1.8 million), which the Group expects to recognize within thirty days of reporting period end. The Group expects to fulfill any remaining performance obligations outstanding at December 31, 2021 within the next ninety days from the reporting period. In 2021, $1 million (2020: $1.8 million, 2019: $2.0 million) of revenue deferred in 2020 (2019 and 2018 respectively) was recognized as revenue.

Digital Platform Service Revenue also includes fees charged to sellers for other activities, such as packaging, credit card processing and other transaction processing activities.

At checkout, end consumers are charged for delivery, if applicable, in addition to the price of goods in their basket (refer to Digital Platform Fulfilment Revenue below for a discussion of delivery services). The Group is responsible for the collection of cash from end consumers with payment typically taken in advance of completing its performance obligations.

In arrangements where the Group acts as an agent, cash collections are remitted net to the sellers generally within two months of collection.

Digital Platform Fulfilment Revenue

The Group provides delivery services for goods sold on the Digital Platform, for which revenues are recognized when the goods are delivered to the end consumers. Revenues for delivery services are stated net of promotional incentives and discounts. Digital Platform Fulfilment Revenue also includes fees charged to sellers for the settlement of duties which are recognized concurrently with commissions.

As discussed above, the promise with respect to delivery services is satisfied only when the goods are delivered to the end consumer. Within Digital Platform Fulfilment Revenue, where the delivery services performance obligation has not been satisfied by December 31, 2021, revenue of $7.7 million (2020: $5.4 million, 2019: $2.7 million) has been deferred and is expected to be recognized within ninety days of reporting period end. The transaction price for this performance obligation is the delivery costs charged to the consumer as described above. In 2021, $5.4 million (2020: $2.7 million, 2019: $0.5 million) of revenue deferred in 2020 (2019 and 2018 respectively) was recognized as revenue. As at December 31, 2021, there were no receivables from contracts with customers (2020 and 2019: None).

Further detail can be found in Note 2.3 (e), Summary of significant accounting policies – Revenue recognition.

Brand Platform Revenue

Brand Platform Revenue includes revenue generated by New Guards operations less revenue from New Guards’: (i) owned e-commerce websites, (ii) direct-to-consumer channel via our Marketplaces and (iii) directly operated stores. Sales are made in the form of first-party sales arrangements to retailers, and therefore related revenues are recognized on a gross basis. Brand Platform revenue is recognized when the goods are transferred to the retailer. For finished goods that have been ordered and produced, but not yet delivered to the retailer at the end of the reporting period, revenue is deferred until delivery. At December 31, 2021, these deferred amounts were $6.5 million (2020: $2.1 million, 2019: $2.9 million). In 2021, $2.1 million (2020: $2.9 million, 2019: $nil) of revenue deferred in 2020 (2019 and 2018 respectively) was recognized as revenue.

In-store

The Group has a single performance obligation in respect to In-Store Revenue, which is the sale of finished goods.